LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 68.5%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc.	83,190	$4,464,807

Entertainment - 1.3%
Activision Blizzard Inc.	44,500	3,626,750

TOTAL COMMUNICATION SERVICES		8,091,557

CONSUMER STAPLES - 3.9%
Beverages - 2.1%
Coca-Cola Co.	94,010	5,851,182

Household Products - 1.8%
Kimberly-Clark Corp.	16,030	2,086,305	(a)
Procter & Gamble Co.	19,860	3,095,975	(a)

Total Household Products		5,182,280

TOTAL CONSUMER STAPLES		11,033,462

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
DT Midstream Inc.	51,700	2,745,270
Enbridge Inc.	41,960	1,811,833
Williams Cos. Inc.	96,740	3,026,027	(a)

TOTAL ENERGY		7,583,130

FINANCIALS - 15.8%
Banks - 3.3%
Bank of America Corp.	92,470	4,087,174
JPMorgan Chase & Co.	36,280	5,144,504

Total Banks		9,231,678

Capital Markets - 9.1%
Blackstone Inc.	116,810	14,889,771	(a)
Blue Owl Capital Inc.	274,900	3,436,250
CME Group Inc.	6,680	1,580,020
Intercontinental Exchange Inc.	9,930	1,272,232
Trinity Capital Inc.	244,600	4,353,880

Total Capital Markets		25,532,153

Diversified Financial Services - 0.5%
Apollo Global Management Inc.	22,810	1,488,580	(a)

Insurance - 2.9%
Assurant Inc.	21,947	3,724,625
Chubb Ltd.	12,990	2,645,284
Progressive Corp.	17,800	1,885,554

Total Insurance		8,255,463

TOTAL FINANCIALS		44,507,874

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 5.6%
Biotechnology - 0.4%
Amgen Inc.	5,190	$1,175,432

Pharmaceuticals - 5.2%
Johnson & Johnson	13,880	2,284,232	(a)
Merck & Co. Inc.	67,500	5,169,150	(a)
Pfizer Inc.	149,608	7,022,599

Total Pharmaceuticals		14,475,981

TOTAL HEALTH CARE		15,651,413

INDUSTRIALS - 7.7%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	9,878	4,285,077	(a)
Raytheon Technologies Corp.	47,010	4,827,927

Total Aerospace & Defense		9,113,004

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	12,060	2,537,665

Electrical Equipment - 0.7%
Emerson Electric Co.	20,720	1,925,302	(a)

Machinery - 2.9%
Otis Worldwide Corp.	43,810	3,431,637
Stanley Black & Decker Inc.	28,930	4,706,911	(a)

Total Machinery		8,138,548

TOTAL INDUSTRIALS		21,714,519

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.9%
Cisco Systems Inc.	98,300	5,482,191

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	11,950	1,702,038

IT Services - 0.2%
Paychex Inc.	5,570	663,164	(a)

Semiconductors & Semiconductor Equipment - 7.4%
ASML Holding NV, Registered Shares	2,660	1,772,917
Intel Corp.	63,500	3,028,950
NXP Semiconductors NV	15,940	3,030,513
QUALCOMM Inc.	51,840	8,915,961	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,720	1,896,217
Texas Instruments Inc.	12,690	2,157,173	(a)

Total Semiconductors & Semiconductor Equipment		20,801,731

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2022 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 6.7%
Microsoft Corp.	49,530	$14,799,069	(a)
NortonLifeLock Inc.	49,520	1,435,090	(a)
Oracle Corp.	32,890	2,498,653

Total Software		18,732,812

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	76,930	12,702,682	(a)

TOTAL INFORMATION TECHNOLOGY		60,084,618

MATERIALS - 1.6%
Chemicals - 1.6%
Air Products & Chemicals Inc.	5,960	1,408,348
Huntsman Corp.	74,450	3,010,758	(a)

TOTAL MATERIALS		4,419,106

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities Inc.	15,770	2,986,838	(a)
American Tower Corp.	8,890	2,016,874	(a)
Crown Castle International Corp.	4,880	812,959
Duke Realty Corp.	17,500	927,500
Equinix Inc.	3,210	2,278,233	(a)
Equity LifeStyle Properties Inc.	13,630	1,017,071
Gaming and Leisure Properties Inc.	34,877	1,583,765
Prologis Inc.	9,500	1,385,575
SBA Communications Corp.	6,260	1,899,222

TOTAL REAL ESTATE		14,908,037

UTILITIES - 1.7%
Electric Utilities - 0.4%
NextEra Energy Inc.	15,480	1,211,620

Multi-Utilities - 1.3%
CenterPoint Energy Inc.	66,990	1,832,176
Sempra Energy	12,480	1,799,866

Total Multi-Utilities		3,632,042

TOTAL UTILITIES		4,843,662

TOTAL COMMON STOCKS (Cost - $114,577,958)		192,837,378

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 28.3%
Diversified Energy Infrastructure - 11.0%
Energy Transfer LP		1,323,480	$13,420,087	(a)
Enterprise Products Partners LP		503,280	12,290,098	(a)
Plains GP Holdings LP, Class A Shares		463,340	5,240,375

Total Diversified Energy Infrastructure			30,950,560

Gathering/Processing - 1.0%
Rattler Midstream LP		214,190	2,957,964	(a)

Global Infrastructure - 1.5%
Brookfield Renewable Partners LP		113,805	4,090,695

Liquids Transportation & Storage - 4.8%
Magellan Midstream Partners LP		202,280	9,814,626	(a)
PBF Logistics LP		267,730	3,579,550	(a)

Total Liquids Transportation & Storage			13,394,176

Oil/Refined Products - 5.8%
CrossAmerica Partners LP		151,970	3,059,156	(a)
MPLX LP		188,500	6,179,030	(a)
Sunoco LP		165,300	7,132,695	(a)

Total Oil/Refined Products			16,370,881

Petrochemicals - 2.2%
Westlake Chemical Partners LP		239,536	6,302,192	(a)

Power Generation - 0.9%
NextEra Energy Partners LP		32,120	2,505,681

Propane - 1.1%
Suburban Propane Partners LP		200,000	2,986,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $52,215,393)			79,558,149

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 16.9%
COMMUNICATION SERVICES - 2.7%
Media - 1.3%
Paramount Global, Non Voting Shares	5.750%	67,964	3,619,763

Wireless Telecommunication Services - 1.4%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,736	4,049,824

TOTAL COMMUNICATION SERVICES			7,669,587

CONSUMER DISCRETIONARY - 1.8%
Auto Components - 1.3%
Aptiv PLC, Non Voting Shares	5.500%	26,340	3,838,265

Internet & Direct Marketing Retail - 0.5%
2020 Mandatory Exchangeable Trust	6.500%	1,217	1,349,288

TOTAL CONSUMER DISCRETIONARY			5,187,553

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2022 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 2.2%
Capital Markets - 2.2%
KKR & Co. Inc., Non Voting Shares	6.000%		80,500	$6,122,025

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp., Non Voting Shares	5.500%		2,819	325,566
Danaher Corp., Non Voting Shares	4.750%		2,661	4,833,680

TOTAL HEALTH CARE				5,159,246

INFORMATION TECHNOLOGY - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Inc., Non Voting Shares	8.000%		7,036	12,841,333

UTILITIES - 3.8%
Electric Utilities - 1.5%
NextEra Energy Inc.	6.219%		84,050	4,210,905

Gas Utilities - 1.2%
South Jersey Industries Inc.	8.750%		31,190	2,139,634
Spire Inc.	7.500%		23,100	1,143,450

Total Gas Utilities				3,283,084

Multi-Utilities - 1.1%
DTE Energy Co.	6.250%		61,080	3,094,313

TOTAL UTILITIES				10,588,302

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $37,031,645)				47,568,046

INVESTMENTS IN UNDERLYING FUNDS - 3.5%
Ares Capital Corp.			43,290	945,454	(a)(b)
Barings BDC Inc.			349,050	3,790,683	(a)(b)
TriplePoint Venture Growth BDC Corp.			301,705	4,972,098	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $7,869,263)				9,708,235

		MATURITY	FACE
	RATE	DATE	AMOUNT
CONVERTIBLE BONDS & NOTES - 1.9%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,250,000	1,607,875

INDUSTRIALS - 1.3%
Airlines - 1.3%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	2,859,000	3,858,220

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,305,199)				5,466,095

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
Qurate Retail Inc. (Cost - $494,070)	8.000%	4,938	$460,518

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $216,493,528)			335,598,421

SHORT-TERM INVESTMENTS - 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $8,312,370)	0.006%	8,312,370	8,312,370

TOTAL INVESTMENTS - 122.2% (Cost - $224,805,898)			343,910,791
Liabilities in Excess of Other Assets - (22.2)%			(62,516,397)

TOTAL NET ASSETS - 100.0%			$281,394,394

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

7

Notes to Schedule of Investments (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

8

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$192,837,378	—	—	$192,837,378
Master Limited Partnerships	79,558,149	—	—	79,558,149
Convertible Preferred Stocks:
Communication Services	3,619,763	$4,049,824	—	7,669,587
Consumer Discretionary	3,838,265	1,349,288	—	5,187,553
Utilities	9,444,852	1,143,450	—	10,588,302
Other Convertible Preferred Stocks	24,122,604	—	—	24,122,604
Investments in Underlying Funds	9,708,235	—	—	9,708,235
Convertible Bonds & Notes	—	5,466,095	—	5,466,095
Preferred Stocks	460,518	—	—	460,518

Total Long-Term Investments	323,589,764	12,008,657	—	335,598,421

Short-Term Investments†	8,312,370	—	—	8,312,370

Total Investments	$331,902,134	$12,008,657	—	$343,910,791

†	See Schedule of Investments for additional detailed categorizations.

9